Cash flow disclosures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Intangible assets acquisition with an increase in Borrowings/Other liabilities		$ (595)	$ (1,591)	$ (3,260)
Dividends not paid		0	(2,007)	0
Income tax paid with tax certificates		1,650	0	0
Dividends on preferred shares		(334)	(745)	(818)
Property, plant and equipment acquisitions with an increase in Other liabilities		0	(9)	0
Borrowings cost capitalization		0	(9,301)	0
Contribution in kind in associates		0	(17,950)	0
Decrease in Intangible with an decrease in Other liabilities (Note 22)		0	(84,075)	0
Assignment of credits		0	(4,744)	0
Payment of Commitments to the grantor with a decrease in Other receivables and credits		0	64,284	0
Contributions in kind	[1]	0	0	1,556,827
Dividends distribution	[1]	$ 0	$ 0	$ (49,960)

[1]	See note 24.